Condensed financial information of the parent company - Parent Company Statements Of Cash Flows (Details) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 2,229,708	$ 1,296,360	$ 2,344,770
Adjustments to reconcile net income to net cash used in operating activities:
Prepaid expenses and other current assets	(384,367)	(278,122)	(425)
Accrued expenses and other current liabilities	27,586	(92,151)	(103,427)
Net cash used in operating activities	(7,514,619)	(11,593,069)	(1,818,912)
CASH FLOWS FROM INVESTING ACTIVITIES:
Net cash provided by (used in) investing activities	2,171,081	(27,921,675)	(875,831)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the Initial Public Offering		23,000,000
Proceeds from related parties loans	414,814	534,226
Repayment of related parties loans	(2,000,295)		(433,769)
Net cash provided by financing activities	24,939,210	38,023,254	2,623,800
Cash, beginning of year	190,758	1,570,035	1,560,335
Cash, end of year	18,046,872	190,758	1,570,035
SUPPLEMENTAL NON-CASH ACTIVITIES:
Accrued deferred offering costs			34,650
Payment of professional fees funded by related party loans			351,121
Deferred offering costs funded by a related party through related party loans		487,346	8,142
Deemed dividend on conversion of Convertible Preferred Shares to Ordinary Shares		975,000
Parent Company [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	2,229,708	1,296,360	2,344,770
Adjustments to reconcile net income to net cash used in operating activities:
Equity in earnings of subsidiaries	(2,448,371)	(1,734,380)	(2,592,749)
Prepaid expenses and other current assets	92,000
Accrued expenses and other current liabilities	(202,001)		247,979
Net cash used in operating activities	(328,664)	(438,020)
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in subsidiaries	(3,211,899)	(38,075,908)
Net cash provided by (used in) investing activities	(3,211,899)	(38,075,908)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the Initial Public Offering		23,000,000
Direct costs disbursed from Initial Public Offering proceeds		(2,377,450)
Proceeds from private placement	5,528,702	18,000,000
Direct costs disbursed from private placement proceeds		(960,000)
Proceeds from related parties loans		859,483
Repayment of related parties loans	(1,980,145)
Net cash provided by financing activities	3,548,557	38,522,033
CHANGES IN CASH	7,994	8,105
Cash, beginning of year	8,105		8,105
Cash, end of year	$ 16,099	8,105
SUPPLEMENTAL NON-CASH ACTIVITIES:
Accrued deferred offering costs		385,193	34,650
Payment of professional fees funded by related party loans			351,121
Deferred offering costs funded by a related party through related party loans		102,153	$ 8,142
Deemed dividend on conversion of Convertible Preferred Shares to Ordinary Shares		$ 975,000